RESTRICTED STOCK UNITS, STOCK OPTIONS, AND STOCK APPRECIATION RIGHTS (SARs)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
RESTRICTED STOCK UNITS, STOCK OPTIONS, AND STOCK APPRECIATION RIGHTS (SARs)
SHARE-BASED COMPENSATION

The Company grants employees and non-employee directors restricted stock units from the Amended and Restated 2007 Equity Incentive Stock Plan.

The Company recognized compensation expense from share-based arrangements shown in the following table:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Recognition of fair value of restricted stock units, stock options and SARs over vesting period; and issuance of stock	$728	$1,663
Contributions of stock to the Company's 401(k) plan	—	723
Total share-based compensation expense	$728	$2,386

Restricted Stock Units

A summary of restricted stock award activity for the three months ended March 31, 2014 is as follows:

	Units	Weighted Average Grant-Date Fair Value	Unamortized Compensation Expense (In thousands)
Non-vested at December 31, 2013	588,727	$9.37
Granted	—	—
Vested	—	—
Non-vested at March 31, 2014	588,727	$9.37	$1,618	(1)
____________________

(1)	Expected to be recognized over the next three years.
Stock Options
A summary of stock option activity for the three months ended March 31, 2014 is as follows:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)	Unamortized Compensation Expense (In thousands)
Outstanding at December 31, 2013	145,806	$21.97
Exercised	—	$—
Expired	—	$—
Outstanding and exercisable at March 31, 2014	145,806	$21.97	4.0	$1,139	$—

There were no stock options granted during the three months ended March 31, 2014.
SARs
A summary of SARs activity for the three months ended March 31, 2014 is as follows:

	SARs	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)	Unamortized Compensation Expense (In thousands)
Outstanding at December 31, 2013	70,734	$22.60
Exercised	(25,667)	$—
Expired	—	$—
Outstanding and exercisable at March 31, 2014	45,067	$23.95	1.9	$352	$—

There were no SARs granted during the three months ended March 31, 2014.

RESTRICTED STOCK UNITS, STOCK OPTIONS, AND STOCK APPRECIATION RIGHTS (SARs)
As of December 31, 2013, the Company had restricted stock units, stock options, and stock-settled stock appreciation rights, or SARs, outstanding from three stock incentive plans. Two of these plans were terminated in October 2009. The Company grants employees and non-employee directors restricted stock units from the Amended and Restated 2007 Equity Incentive Stock Plan. The Amended and Restated 2007 Equity Incentive Stock Plan provides that non-employee directors will receive equity awards of 7,000 shares after each annual meeting.
The maximum number of remaining shares that can be issued under the 2007 Incentive Stock Plan is 49,050.
Compensation cost arising from share-based arrangements is shown in the following table:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Recognition of fair value of restricted stock units, stock options and SARs over vesting period; and issuance of stock	$2,967	$3,088	$1,969
Contributions of stock to the Company’s 401(k) plan	2,355	2,952	2,752
Total share-based compensation expense	$5,322	$6,040	$4,721

Restricted Stock Units
The Company may issue restricted stock units, which requires no payment from the employee. Restricted stock units typically vest ratably over three years. Upon vesting, the Company can elect to settle the restricted stock units in either cash or the Company’s common stock. Compensation expense is based on the fair value on the grant date and is recorded ratably over the vesting period.
In April 2013, the Company granted 54,730 restricted stock units, of which 27,366 units will vest ratably over a three-year period. The remaining 27,364 units are performance based, which will vest and pay out at the end of a three-year period if performance goals are met. The Company’s management believes it is probable that the target performance condition will be met.
A summary of restricted stock award activity for the year ended December 31, 2013 is as follows:

	Units	Weighted Average Grant-Date Fair Value	Unamortized Compensation Expense (In thousands)
Non-vested at December 31, 2012	680,185	$8.88
Granted	103,730	$11.70
Vested	(195,940)	$8.62
Forfeited	—	$—
Non-vested at December 31, 2013	587,975	$9.46	$2,346	(1)
____________________

(1)	Expected to be recognized over the next three years.
Additional information related to restricted stock units:

Years Ended December 31:	Weighted Average Grant-Date Fair Value	Total Grant- Date Fair Value of Restricted Stock Units that Vested (In thousands)
2013	$11.70	$1,689
2012	$7.57	$1,336
2011	$14.99	$1,757

Stock Options
Stock options generally vest over three years, expire ten years from the date of grant, and have an option price equal to the market value of the stock on the date of grant.
Information with respect to stock option activity for the year ended December 31, 2013, is as follows:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)	Unamortized Compensation Expense (In thousands)
Outstanding at December 31, 2012	170,823	$21.30
Expired	(25,017)	$17.41
Outstanding and exercisable at December 31, 2013	145,806	$21.97	4.254	$—	$—
Additional information related to stock options:

Years Ended December 31:	Intrinsic Value of Stock Options Exercised	Total Grant-Date Fair Value of Stock Options that Vested
(In thousands)
2013	$—	$—
2012	$—	$—
2011	$86	$538

There were no stock options granted during 2013, 2012 or 2011.
SARs
SARs generally vest over three years, expire ten years from the date of grant, and have a base price equal to the market value of the stock on the date of grant. Upon vesting, the holders may exercise the SARs and receive a number of shares of common stock having a value equal to the appreciation in the value of the common stock between the grant date and the exercise date.
Information with respect to SARs granted and outstanding for the year ended December 31, 2013 is as follows:

	SARs	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)	Unamortized Compensation Expense (In thousands)
Outstanding at December 31, 2012	70,734	$22.60
Expired	—	$—
Outstanding and exercisable at December 31, 2013	70,734	$22.60	1.7	$—	$—

There were no SARs granted or exercised during 2013, 2012, or 2011.
The total grant-date fair value of SARs that vested was less than $0.1 million in 2011. No SARs vested during 2012 or 2013.